Not FDIC Insured May Lose Value No Bank Guarantee
FVIT-Q1PH

Statements of Investments
(unaudited)
Franklin MicroCap Value Fund 2
Franklin Mutual U.S. Value Fund 6
Franklin Small Cap Value Fund 9
Notes to Statements of Investments 13

Franklin Value Investors Trust
Statement of Investments (unaudited), January 31, 2022
Franklin MicroCap Value Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.2%
Aerospace & Defense 1.8%
a
Ducommun, Inc. ...................................... United States 43,400 $ 1,898,750
Magellan Aerospace Corp. .............................. Canada 243,900 1,924,567
3,823,317
Banks 22.2%
American National Bankshares , Inc. ....................... United States 94,823 3,584,309
Arrow Financial Corp. .................................. United States 98,824 3,496,393
Bar Harbor Bankshares ................................. United States 121,700 3,716,718
First Business Financial Services, Inc. ...................... United States 145,900 4,913,912
First Internet Bancorp .................................. United States 89,900 4,518,374
a
First Western Financial, Inc. ............................. United States 110,706 3,620,086
Investar Holding Corp. ................................. United States 219,181 4,212,659
Northeast Bank ....................................... United States 112,375 4,103,935
Northrim BanCorp , Inc. ................................. United States 65,600 2,882,464
Orrstown Financial Services, Inc. ......................... United States 119,525 2,958,244
Peapack -Gladstone Financial Corp. ....................... United States 120,885 4,453,403
Peoples Financial Services Corp. ......................... United States 82,013 4,160,520
WesBanco , Inc. ....................................... United States 42,357 1,503,250
48,124,267
Biotechnology 1.1%
a
Anika Therapeutics, Inc. ................................ United States 71,692 2,279,806
a
Catalyst Pharmaceuticals, Inc. ........................... United States 35,600 205,056
2,484,862
Chemicals 1.7%
a
Trecora Resources .................................... United States 429,318 3,593,392
Commercial Services & Supplies 1.0%
a
Heritage-Crystal Clean, Inc. ............................. United States 76,900 2,200,109
Communications Equipment 2.7%
a
Digi International, Inc. .................................. United States 113,801 2,542,314
a
PCTEL, Inc. ......................................... United States 393,331 2,068,921
a
Sierra Wireless, Inc. ................................... Canada 78,100 1,144,946
5,756,181
Construction & Engineering 3.3%
a
Matrix Service Co. ..................................... United States 285,241 2,070,850
a
Northwest Pipe Co. .................................... United States 65,700 1,863,909
a
Sterling Construction Co., Inc. ............................ United States 127,451 3,238,530
7,173,289
Containers & Packaging 0.9%
a
UFP Technologies, Inc. ................................. United States 27,200 1,930,112
Diversified Telecommunication Services 0.5%
ATN International, Inc. .................................. United States 29,000 1,150,720
Electrical Equipment 3.1%
LSI Industries, Inc. .................................... United States 309,318 2,301,326
Powell Industries, Inc. .................................. United States 80,000 2,388,800
Preformed Line Products Co. ............................ United States 32,700 1,982,928
6,673,054
Electronic Equipment, Instruments & Components 2.5%
a
Daktronics, Inc. ....................................... United States 630,758 3,090,714

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
Kimball Electronics, Inc. ................................ United States 118,000 $ 2,335,220
5,425,934
Energy Equipment & Services 1.3%
a
Geospace Technologies Corp. ............................ United States 321,345 2,811,769
Equity Real Estate Investment Trusts (REITs) 5.5%
Alpine Income Property Trust, Inc. ......................... United States 170,621 3,361,234
CTO Realty Growth, Inc. ................................ United States 60,051 3,518,388
Indus Realty Trust, Inc. ................................. United States 64,378 5,056,891
11,936,513
Food & Staples Retailing 1.6%
Village Super Market, Inc., A ............................. United States 148,898 3,402,319
Food Products 0.8%
a
Seneca Foods Corp., A ................................. United States 38,840 1,815,770
Health Care Equipment & Supplies 4.5%
a
IntriCon Corp. ........................................ United States 219,377 3,209,485
a
Invacare Corp. ....................................... United States 734,635 1,652,929
a
Orthofix Medical, Inc. .................................. United States 31,600 960,640
Utah Medical Products, Inc. .............................. United States 41,696 3,922,343
9,745,397
Health Care Technology 2.3%
a
CareCloud , Inc. ....................................... United States 452,691 2,616,554
a
Computer Programs and Systems, Inc. ..................... United States 79,600 2,254,272
4,870,826
Hotels, Restaurants & Leisure 3.4%
a
Century Casinos, Inc. .................................. United States 203,472 2,024,546
a
Chuy's Holdings, Inc. .................................. United States 88,200 2,223,522
a
Ruth's Hospitality Group, Inc. ............................ United States 158,900 3,182,767
7,430,835
Household Durables 1.1%
Hooker Furnishings Corp. ............................... United States 87,400 1,926,296
a
Purple Innovation, Inc. ................................. United States 61,900 515,008
2,441,304
Independent Power and Renewable Electricity Producers 1.0%
Polaris Infrastructure, Inc. ............................... Canada 177,300 2,227,583
Insurance 0.4%
United Fire Group, Inc. ................................. United States 31,100 775,634
Interactive Media & Services 1.4%
a
DHI Group, Inc. ....................................... United States 569,617 3,064,539
IT Services 1.3%
Hackett Group, Inc. (The) ............................... United States 152,200 2,913,108
Machinery 7.7%
Alamo Group, Inc. ..................................... United States 18,100 2,549,385
Graham Corp. ........................................ United States 246,397 3,040,539
Hurco Cos., Inc. ...................................... United States 95,500 3,076,055
a
L B Foster Co., A ...................................... United States 170,565 2,578,943
Miller Industries, Inc. ................................... United States 65,300 2,054,991

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Shyft Group, Inc. (The) ................................. United States 81,217 $ 3,406,241
16,706,154
Metals & Mining 1.4%
Haynes International, Inc. ............................... United States 59,420 2,235,380
Schnitzer Steel Industries, Inc., A ......................... United States 19,649 769,062
3,004,442
Oil, Gas & Consumable Fuels 1.6%
a
Ardmore Shipping Corp. ................................ Ireland 998,200 3,413,844
Paper & Forest Products 1.1%
Mercer International, Inc. ................................ Germany 192,300 2,336,445
Pharmaceuticals 0.2%
a
BioDelivery Sciences International, Inc. ..................... United States 72,300 264,618
a
Harrow Health, Inc. .................................... United States 26,500 198,750
463,368
Professional Services 1.9%
Resources Connection, Inc. ............................. United States 233,100 4,062,933
Semiconductors & Semiconductor Equipment 2.2%
a
AXT, Inc. ............................................ United States 254,300 1,904,707
a
Photronics , Inc. ....................................... United States 155,600 2,782,128
4,686,835
Specialty Retail 3.2%
a
Children's Place, Inc. (The) .............................. United States 30,300 2,143,725
a
Genesco, Inc. ........................................ United States 52,200 3,358,026
Hibbett, Inc. ......................................... United States 22,300 1,374,795
6,876,546
Textiles, Apparel & Luxury Goods 3.4%
a
Delta Apparel, Inc. ..................................... United States 76,559 2,312,082
Rocky Brands, Inc. .................................... United States 61,720 2,640,382
a
Vera Bradley, Inc. ..................................... United States 303,474 2,485,452
7,437,916
Thrifts & Mortgage Finance 5.0%
Premier Financial Corp. ................................. United States 127,500 3,805,875
Southern Missouri Bancorp, Inc. .......................... United States 76,800 4,247,040
Territorial Bancorp, Inc. ................................. United States 112,239 2,776,793
10,829,708
Water Utilities 2.1%
Consolidated Water Co. Ltd. ............................. United States 216,067 2,195,241
a
Pure Cycle Corp. ..................................... United States 178,887 2,293,331
4,488,572
Wireless Telecommunication Services 1.0%
Spok Holdings, Inc. .................................... United States 215,800 2,132,104
Total Common Stocks (Cost $144,535,795) .....................................
208,209,701

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments 3.9%
a a
Country Shares
a
Value
a
Money Market Funds 3.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 8,429,428 $ 8,429,428
Total Money Market Funds (Cost $8,429,428) ...................................
8,429,428
Total Short Term Investments (Cost $8,429,428 ) .................................
8,429,428
a
Total Investments (Cost $152,965,223) 100.1% ..................................
$216,639,129
Other Assets, less Liabilities (0.1)% ...........................................
(120,544)
Net Assets 100.0% ...........................................................
$216,518,585
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Statement of Investments (unaudited), January 31, 2022
Franklin Mutual U.S. Value Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Common Stocks 97.3%
Aerospace & Defense 3.0%
a
Airbus SE ......................................................... 88,110 $ 11,252,048
Huntington Ingalls Industries, Inc. ....................................... 83,900 15,706,080
26,958,128
Automobiles 1.8%
a
General Motors Co. .................................................. 313,003 16,504,648
a
Banks 6.6%
Bank of America Corp. ............................................... 79,883 3,685,802
Citizens Financial Group, Inc. .......................................... 437,758 22,531,404
ING Groep NV ..................................................... 1,207,784 17,863,633
PNC Financial Services Group, Inc. (The) ................................. 75,522 15,556,777
59,637,616
Building Products 1.6%
Johnson Controls International plc ....................................... 200,897 14,599,185
Chemicals 5.4%
Ashland Global Holdings, Inc. .......................................... 218,459 20,980,802
Avient Corp. ....................................................... 260,962 12,988,079
Huntsman Corp. .................................................... 410,499 14,708,179
48,677,060
Commercial Services & Supplies 0.7%
a
Stericycle, Inc. ..................................................... 99,301 5,832,941
a
Construction & Engineering 0.5%
a
WillScot Mobile Mini Holdings Corp. ..................................... 124,276 4,603,183
a
Construction Materials 1.2%
HeidelbergCement AG ............................................... 158,612 11,038,567
Diversified Financial Services 2.4%
Voya Financial, Inc. .................................................. 322,274 21,901,741
Electric Utilities 3.9%
Entergy Corp. ...................................................... 103,194 11,533,993
Evergy , Inc. ........................................................ 173,117 11,245,680
Pinnacle West Capital Corp. ........................................... 170,399 11,861,475
34,641,148
Electrical Equipment 1.7%
Regal Rexnord Corp. ................................................ 98,796 15,657,190
Electronic Equipment, Instruments & Components 1.5%
a
Flex Ltd. .......................................................... 846,968 13,703,942
a
Energy Equipment & Services 3.8%
Baker Hughes Co. ................................................... 572,233 15,702,074
Schlumberger NV ................................................... 459,529 17,953,798
33,655,872
Equity Real Estate Investment Trusts (REITs) 6.8%
Brixmor Property Group, Inc. ........................................... 862,100 21,862,856
Healthcare Realty Trust, Inc. ........................................... 596,594 18,506,346
Vornado Realty Trust ................................................. 507,321 20,805,234
61,174,436
Food Products 4.9%
Archer-Daniels-Midland Co. ........................................... 185,700 13,927,500

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Mutual U.S. Value Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Food Products (continued)
Kraft Heinz Co. (The) ................................................ 834,623 $ 29,879,503
43,807,003
Health Care Equipment & Supplies 0.8%
Medtronic plc ...................................................... 71,501 7,399,639
Health Care Providers & Services 5.0%
AmerisourceBergen Corp. ............................................. 68,617 9,345,635
Anthem, Inc. ....................................................... 25,640 11,306,984
CVS Health Corp. ................................................... 131,444 14,000,100
Humana, Inc. ...................................................... 27,145 10,654,413
45,307,132
Household Durables 1.9%
DR Horton, Inc. ..................................................... 188,806 16,845,271
Independent Power and Renewable Electricity Producers 1.9%
AES Corp. (The) .................................................... 780,481 17,311,069
Industrial Conglomerates 1.5%
General Electric Co. ................................................. 139,283 13,159,458
Insurance 7.5%
Everest Re Group Ltd. ............................................... 78,934 22,369,896
Hartford Financial Services Group, Inc. (The) .............................. 290,595 20,885,063
Willis Towers Watson plc .............................................. 101,711 23,796,305
67,051,264
IT Services 6.2%
Alliance Data Systems Corp. ........................................... 132,501 9,147,869
Cognizant Technology Solutions Corp., A .................................. 191,422 16,351,267
a
Fiserv, Inc. ........................................................ 174,931 18,490,207
Global Payments, Inc. ................................................ 77,440 11,606,707
55,596,050
Machinery 2.2%
Oshkosh Corp. ..................................................... 69,022 7,855,394
Timken Co. (The) ................................................... 171,277 11,441,303
19,296,697
Media 2.6%
a
Liberty Broadband Corp., C ............................................ 140,782 20,893,457
a
Loyalty Ventures, Inc. ................................................ 83,431 2,445,362
23,338,819
Oil, Gas & Consumable Fuels 1.6%
Chevron Corp. ..................................................... 106,930 14,043,117
Pharmaceuticals 5.7%
a
Elanco Animal Health, Inc. ............................................. 448,246 11,672,326
GlaxoSmithKline plc ................................................. 1,064,590 23,758,280
Merck & Co., Inc. ................................................... 191,038 15,565,776
50,996,382
Professional Services 1.9%
KBR, Inc. ......................................................... 389,550 16,906,470
Real Estate Management & Development 0.9%
a
Cushman & Wakefield plc ............................................. 364,923 7,659,734
a

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Mutual U.S. Value Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Software 2.4%
NortonLifeLock , Inc. ................................................. 825,138 $ 21,461,839
Specialty Retail 3.6%
Best Buy Co., Inc. ................................................... 191,068 18,969,231
Dick's Sporting Goods, Inc. ............................................ 115,863 13,370,590
32,339,821
Technology Hardware, Storage & Peripherals 1.9%
a
Western Digital Corp. ................................................ 328,245 16,983,396
a
Textiles, Apparel & Luxury Goods 2.0%
Tapestry, Inc. ...................................................... 482,886 18,325,524
Trading Companies & Distributors 1.9%
a
AerCap Holdings NV ................................................. 148,568 9,359,784
a
Univar Solutions, Inc. ................................................ 296,642 7,861,013
17,220,797
Total Common Stocks (Cost $735,630,858) .....................................
873,635,139
a a a a
Short Term Investments 4.0%
a
Money Market Funds 4.0%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 36,336,280 36,336,280
Total Money Market Funds (Cost $36,336,280) ..................................
36,336,280
Total Short Term Investments (Cost $36,336,280 ) ................................
36,336,280
a
Total Investments (Cost $771,967,138) 101.3% ..................................
$909,971,419
Other Assets, less Liabilities (1.3)% ...........................................
(12,308,687)
Net Assets 100.0% ...........................................................
$897,662,732
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Statement of Investments (unaudited), January 31, 2022
Franklin Small Cap Value Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.7%
Auto Components 1.7%
a
Adient plc ........................................... United States 1,547,798 $ 64,961,082
LCI Industries ........................................ United States 136,665 16,833,028
81,794,110
Banks 9.1%
Atlantic Union Bankshares Corp. .......................... United States 1,153,814 46,983,306
Camden National Corp. ................................. United States 417,593 20,737,668
Columbia Banking System, Inc. ........................... United States 1,795,752 62,438,297
First Horizon Corp. .................................... United States 2,995,863 51,259,216
First Interstate BancSystem , Inc., A ........................ United States 162,736 5,980,548
b
First of Long Island Corp. (The) ........................... United States 1,230,606 26,962,577
German American Bancorp, Inc. .......................... United States 571,608 22,635,677
Peoples Bancorp, Inc. .................................. United States 798,621 26,474,286
SouthState Corp. ..................................... United States 1,063,502 89,770,204
TriCo Bancshares ..................................... United States 908,962 39,512,578
Washington Trust Bancorp, Inc. ........................... United States 616,609 35,196,042
427,950,399
Biotechnology 0.4%
a
Mirum Pharmaceuticals, Inc. ............................. United States 640,781 12,206,878
a
Rhythm Pharmaceuticals, Inc. ............................ United States 1,046,509 7,754,632
19,961,510
Building Products 3.6%
b
Apogee Enterprises, Inc. ................................ United States 1,382,822 61,743,002
Insteel Industries, Inc. .................................. United States 3,739 141,447
a
Masonite International Corp. ............................. United States 307,007 30,467,375
UFP Industries, Inc. .................................... United States 940,955 75,144,666
167,496,490
Chemicals 7.5%
Ashland Global Holdings, Inc. ............................ United States 1,290,487 123,938,370
Avient Corp. ......................................... United States 1,982,102 98,649,217
a
Elementis plc ........................................ United Kingdom 24,216,486 46,379,627
Minerals Technologies, Inc. .............................. United States 1,216,024 85,085,199
354,052,413
Communications Equipment 2.2%
a
NetScout Systems, Inc. ................................. United States 3,225,559 101,766,386
Construction & Engineering 4.6%
Argan , Inc. .......................................... United States 163,008 6,055,747
a,b
Great Lakes Dredge & Dock Corp. ........................ United States 4,091,750 56,016,057
a
WillScot Mobile Mini Holdings Corp. ....................... United States 4,098,519 151,809,144
213,880,948
Construction Materials 1.8%
a
Summit Materials, Inc., A ................................ United States 2,382,175 84,710,143
Electric Utilities 0.7%
IDACORP, Inc. ....................................... United States 285,122 31,426,147
Electrical Equipment 1.2%
Regal Rexnord Corp. .................................. United States 349,439 55,379,093
Electronic Equipment, Instruments & Components 4.9%
b
Benchmark Electronics, Inc. ............................. United States 2,564,535 61,907,875
CTS Corp. .......................................... United States 296,378 9,943,482
a
II-VI, Inc. ............................................ United States 405,604 25,715,294

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a,b
Knowles Corp. ....................................... United States 6,344,835 $ 134,573,950
232,140,601
Energy Equipment & Services 2.7%
Hunting plc .......................................... United Kingdom 5,468,482 15,886,444
a
Natural Gas Services Group, Inc. ......................... United States 531,000 5,718,870
a
NexTier Oilfield Solutions, Inc. ............................ United States 6,461,662 38,899,205
a
TechnipFMC plc ...................................... United Kingdom 9,943,800 64,535,262
125,039,781
Equity Real Estate Investment Trusts (REITs) 3.3%
Alexander & Baldwin, Inc. ............................... United States 1,477,910 33,918,035
Healthcare Realty Trust, Inc. ............................. United States 1,565,354 48,557,281
Highwoods Properties, Inc. .............................. United States 686,658 29,608,693
Kimco Realty Corp. .................................... United States 34,636 840,269
a
Sunstone Hotel Investors, Inc. ............................ United States 3,890,644 44,003,184
156,927,462
Food Products 1.7%
Glanbia plc .......................................... Ireland 5,690,814 78,170,986
Gas Utilities 0.1%
Spire, Inc. ........................................... United States 76,415 5,037,277
Health Care Equipment & Supplies 2.4%
a
Envista Holdings Corp. ................................. United States 1,470,995 63,605,824
a
Integer Holdings Corp. ................................. United States 625,374 49,035,575
112,641,399
Hotels, Restaurants & Leisure 7.4%
a,b
Dalata Hotel Group plc ................................. Ireland 12,388,095 59,015,051
a,b
Denny's Corp. ........................................ United States 5,238,722 81,200,191
a
Hilton Grand Vacations, Inc. ............................. United States 1,848,291 90,307,498
b
Jack in the Box, Inc. ................................... United States 1,298,613 118,238,714
348,761,454
Household Durables 0.1%
a
M/I Homes, Inc. ....................................... United States 72,295 3,830,912
Insurance 10.6%
Argo Group International Holdings Ltd. ..................... United States 1,066,787 60,572,166
CNO Financial Group, Inc. .............................. United States 2,685,672 66,980,660
Hanover Insurance Group, Inc. (The) ....................... United States 1,125,167 155,228,039
Horace Mann Educators Corp. ........................... United States 2,031,284 77,209,105
Old Republic International Corp. .......................... United States 2,414,169 61,875,151
Selective Insurance Group, Inc. ........................... United States 958,808 75,649,951
497,515,072
IT Services 1.3%
Alliance Data Systems Corp. ............................. United States 854,761 59,012,699
Leisure Products 1.3%
Brunswick Corp. ...................................... United States 663,219 60,213,653
Machinery 6.7%
Astec Industries, Inc. ................................... United States 159,572 10,099,312
Columbus McKinnon Corp. .............................. United States 216,309 9,361,854
Flowserve Corp. ...................................... United States 1,150,846 37,540,597
b
Greenbrier Cos., Inc. (The) .............................. United States 2,530,034 102,112,172

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Mueller Water Products, Inc., A ........................... United States 158,937 $ 2,042,340
REV Group, Inc. ...................................... United States 1,930,451 25,925,957
Terex Corp. .......................................... United States 428,557 17,879,398
Timken Co. (The) ..................................... United States 1,604,944 107,210,259
312,171,889
Media 0.2%
a
Loyalty Ventures, Inc. .................................. United States 314,876 9,229,016
Multi-Utilities 1.5%
Black Hills Corp. ...................................... United States 1,034,489 70,076,285
Oil, Gas & Consumable Fuels 4.3%
Crescent Point Energy Corp. ............................. Canada 23,455,222 151,127,581
a
Green Plains, Inc. ..................................... United States 1,688,968 51,581,083
202,708,664
Professional Services 1.8%
ICF International, Inc. .................................. United States 331,889 31,327,003
Stantec , Inc. ......................................... Canada 998,269 52,956,713
84,283,716
Real Estate Management & Development 0.3%
a
Cushman & Wakefield plc ............................... United States 598,824 12,569,316
Semiconductors & Semiconductor Equipment 0.6%
a
Cohu , Inc. ........................................... United States 908,784 29,971,696
Software 4.9%
a
ACI Worldwide, Inc. .................................... United States 4,354,203 149,653,957
Software AG ......................................... Germany 2,057,590 79,235,586
228,889,543
Specialty Retail 3.6%
a
Children's Place, Inc. (The) .............................. United States 598,624 42,352,648
a
Dufry AG ............................................ Switzerland 1,401,946 72,647,845
Group 1 Automotive, Inc. ................................ United States 326,358 55,418,852
170,419,345
Textiles, Apparel & Luxury Goods 0.4%
Carter's, Inc. ......................................... United States 219,540 20,443,565
Thrifts & Mortgage Finance 1.4%
Enact Holdings, Inc. ................................... United States 822,145 17,988,533
WSFS Financial Corp. .................................. United States 889,246 46,578,705
64,567,238
Trading Companies & Distributors 4.4%
Herc Holdings, Inc. .................................... United States 392,500 62,976,625
b
McGrath RentCorp .................................... United States 1,492,667 113,756,152
a
Univar Solutions, Inc. .................................. United States 1,082,476 28,685,614
205,418,391
Total Common Stocks (Cost $3,912,657,302) ....................................
4,628,457,599

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments 1.1%
a a
Country Shares
a
Value
a
Money Market Funds 1.1%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 52,607,591 $ 52,607,591
Total Money Market Funds (Cost $52,607,591) ..................................
52,607,591
Total Short Term Investments (Cost $52,607,591 ) ................................
52,607,591
a
Total Investments (Cost $3,965,264,893) 99.8% ..................................
$4,681,065,190
Other Assets, less Liabilities 0.2% .............................................
6,870,265
Net Assets 100.0% ...........................................................
$4,687,935,455
a
Non-income producing.
b
See Note 4 regarding holdings of 5% voting securities.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At January 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended January 31, 2022, investments in “affiliated companies” were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Apogee Enterprises, Inc. $ 64,367,204 $ — $ (7,122,024) $ 1,167,716 $ 3,330,106 $ 61,743,002 1,382,822 $ 315,422
Benchmark Electronics,
Inc. ............ 59,779,311 — — — 2,128,564 61,907,875 2,564,535 423,148
Dalata Hotel Group plc . 49,073,911 4,123,069 — — 5,818,071 59,015,051 12,388,095 —
Denny's Corp ....... 83,295,680 — — — (2,095,489) 81,200,191 5,238,722 —
First of Long Island Corp.
(The) ........... 24,772,099 — — — 2,190,478 26,962,577 1,230,606 246,121
Great Lakes Dredge &
Dock Corp. ....... 62,276,435 — — — (6,260,378) 56,016,057 4,091,750 —
Greenbrier Cos., Inc. (The) 108,244,766 — (4,636,300) (474,782) (1,021,512) 102,112,172 2,530,034 1,395,593
Jack in the Box, Inc. ... 112,723,345 15,553,569 — — (10,038,200) 118,238,714 1,298,613 571,390
Knowles Corp ....... 130,764,498 5,967,519 (4,643,276) 54,735 2,430,474 134,573,950 6,344,835 —
McGrath RentCorp .... 102,145,118 6,059,240 — — 5,551,794 113,756,152 1,492,667 644,365
Total Affiliated Securities
(Value is 17.4% of Net
Assets) .......... $797,442,367 $31,703,397 $(16,401,600) $747,669 $2,033,908 $815,525,741 $3,596,039
2. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
January 31, 2022, investments in affiliated management investment companies were as follows:
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 7,943,014 $ 10,698,292 $ (10,211,878) $ — $ — $ 8,429,428 8,429,428 $ 163
Total Affiliated Securities ... $7,943,014 $10,698,292 $(10,211,878) $— $— $8,429,428 $163
Franklin Mutual U.S. Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 47,616,094 $ 50,840,750 $ (62,120,564) $ — $ — $ 36,336,280 36,336,280 $ 843
Total Affiliated Securities ... $47,616,094 $50,840,750 $(62,120,564) $— $— $36,336,280 $843
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 50,903,498 $ 207,599,196 $ (205,895,103) $ — $ — $ 52,607,591 52,607,591 $ 1,667
Total Affiliated Securities ... $50,903,498 $207,599,196 $(205,895,103) $— $— $52,607,591 $1,667

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
A summary of inputs used as of January 31, 2022, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 208,209,701 $ — $ — $ 208,209,701
Short Term Investments ................... 8,429,428 — — 8,429,428
Total Investments in Securities ........... $216,639,129 $— $— $216,639,129
Franklin Mutual U.S. Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 15,706,080 11,252,048 — 26,958,128
Automobiles .......................... 16,504,648 — — 16,504,648
Banks ............................... 41,773,983 17,863,633 — 59,637,616
Building Products ...................... 14,599,185 — — 14,599,185
Chemicals ........................... 48,677,060 — — 48,677,060
Commercial Services & Supplies ........... 5,832,941 — — 5,832,941
Construction & Engineering ............... 4,603,183 — — 4,603,183
Construction Materials .................. — 11,038,567 — 11,038,567
Diversified Financial Services ............. 21,901,741 — — 21,901,741
Electric Utilities ........................ 34,641,148 — — 34,641,148
Electrical Equipment .................... 15,657,190 — — 15,657,190
Electronic Equipment, Instruments &
Components ........................ 13,703,942 — — 13,703,942
Energy Equipment & Services ............. 33,655,872 — — 33,655,872
Equity Real Estate Investment Trusts (REITs) . 61,174,436 — — 61,174,436
Food Products ........................ 43,807,003 — — 43,807,003
Health Care Equipment & Supplies ......... 7,399,639 — — 7,399,639
Health Care Providers & Services .......... 45,307,132 — — 45,307,132
Household Durables .................... 16,845,271 — — 16,845,271
Independent Power and Renewable Electricity
Producers .......................... 17,311,069 — — 17,311,069
Industrial Conglomerates ................ 13,159,458 — — 13,159,458
Insurance ............................ 67,051,264 — — 67,051,264
IT Services ........................... 55,596,050 — — 55,596,050
Machinery ............................ 19,296,697 — — 19,296,697
Media ............................... 23,338,819 — — 23,338,819
Oil, Gas & Consumable Fuels ............. 14,043,117 — — 14,043,117
Pharmaceuticals ....................... 27,238,102 23,758,280 — 50,996,382
Professional Services ................... 16,906,470 — — 16,906,470
Real Estate Management & Development .... 7,659,734 — — 7,659,734
Software ............................. 21,461,839 — — 21,461,839
Specialty Retail ........................ 32,339,821 — — 32,339,821
Technology Hardware, Storage & Peripherals . 16,983,396 — — 16,983,396
Textiles, Apparel & Luxury Goods .......... 18,325,524 — — 18,325,524
Trading Companies & Distributors .......... 17,220,797 — — 17,220,797
Short Term Investments ................... 36,336,280 — — 36,336,280
Total Investments in Securities ........... $846,058,891 $63,912,528
b
$— $909,971,419
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... 81,794,110 — — 81,794,110
Banks ............................... 427,950,399 — — 427,950,399
Biotechnology ......................... 19,961,510 — — 19,961,510
6. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Building Products ...................... $ 167,496,490 $ — $ — $ 167,496,490
Chemicals ........................... 354,052,413 — — 354,052,413
Communications Equipment .............. 101,766,386 — — 101,766,386
Construction & Engineering ............... 213,880,948 — — 213,880,948
Construction Materials .................. 84,710,143 — — 84,710,143
Electric Utilities ........................ 31,426,147 — — 31,426,147
Electrical Equipment .................... 55,379,093 — — 55,379,093
Electronic Equipment, Instruments &
Components ........................ 232,140,601 — — 232,140,601
Energy Equipment & Services ............. 125,039,781 — — 125,039,781
Equity Real Estate Investment Trusts (REITs) . 156,927,462 — — 156,927,462
Food Products ........................ — 78,170,986 — 78,170,986
Gas Utilities .......................... 5,037,277 — — 5,037,277
Health Care Equipment & Supplies ......... 112,641,399 — — 112,641,399
Hotels, Restaurants & Leisure ............. 348,761,454 — — 348,761,454
Household Durables .................... 3,830,912 — — 3,830,912
Insurance ............................ 497,515,072 — — 497,515,072
IT Services ........................... 59,012,699 — — 59,012,699
Leisure Products ....................... 60,213,653 — — 60,213,653
Machinery ............................ 312,171,889 — — 312,171,889
Media ............................... 9,229,016 — — 9,229,016
Multi-Utilities .......................... 70,076,285 — — 70,076,285
Oil, Gas & Consumable Fuels ............. 202,708,664 — — 202,708,664
Professional Services ................... 84,283,716 — — 84,283,716
Real Estate Management & Development .... 12,569,316 — — 12,569,316
Semiconductors & Semiconductor Equipment . 29,971,696 — — 29,971,696
Software ............................. 149,653,957 79,235,586 — 228,889,543
Specialty Retail ........................ 97,771,500 72,647,845 — 170,419,345
Textiles, Apparel & Luxury Goods .......... 20,443,565 — — 20,443,565
Thrifts & Mortgage Finance ............... 64,567,238 — — 64,567,238
Trading Companies & Distributors .......... 205,418,391 — — 205,418,391
Short Term Investments ................... 52,607,591 — — 52,607,591
Total Investments in Securities ........... $4,451,010,773 $230,054,417
c
$— $4,681,065,190
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes foreign securities valued at $63,912,528, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $230,054,417, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.